Concentrations (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Concentration Risk [Line Items]
Total revenue	$ 18,433,172	$ 14,004,527	$ 13,326,824
Customer One [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Total revenue	6,985,121	2,715,633	2,927,239
Customer Two [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Total revenue	$ 2,219,151	$ 1,935,119	$ 1,716,205